Amortization, depreciation and impairment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
Included in costs of services, selling and administrative	$ 519,648,000	$ 474,622,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,793,000	2,201,000
Amortization of deferred financing fees (presented in finance costs)	816,000	829,000
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction (increase) of revenue)	(1,832,000)	37,000
Costs of services, selling and administrative
Disclosure of attribution of expenses by nature to their function [abstract]
Depreciation of PP&E	142,653,000	133,651,000
Depreciation of right-of-use assets	143,030,000	141,295,000
Impairment	2,274,000	1,495,000
Amortization of contract costs related to transition costs	55,194,000	48,594,000
Amortization expense	162,971,000	139,940,000
Impairment	0	3,359,000
Included in costs of services, selling and administrative	506,122,000	468,334,000
Integration costs
Disclosure of attribution of expenses by nature to their function [abstract]
Depreciation of PP&E	712,000	0
Impairment	5,143,000	2,363,000
Amortization expense	1,076,000	0
Impairment loss recognised in profit or loss, property, plant and equipment	648,000	858,000
Cost optimization program
Disclosure of attribution of expenses by nature to their function [abstract]
Impairment	2,232,000	0
Impairment loss recognised in profit or loss, property, plant and equipment	$ 1,938,000	$ 0